Average Annual Total Returns{- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Mid-Cap Stock Fund	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	11.37%	12.24%	11.17%	9.55%	9.90%	9.16%	7.85%	9.34%	8.75%	13.66%	12.35%	11.51%